LEASES	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
LEASES
10.	LEASES

(a)	Right-of-use assets

	December 31, 2022	December 31, 2021
Right-of-use assets, beginning of period	$ 2,640	$ 3,544
Additions	-	29
Disposals	-	(147)
Depreciation	(707)	(786)
Balance, end of period	$ 1,933	$ 2,640
The
right-of-use
assets recognized by the Company are comprised of $1,933 (December 31, 2021 - $2,639) related to corporate office leases and $nil (December 31, 2021 - $1) related to vehicles, and are included in the office, furniture and leasehold improvements category and the field equipment and vehicles category, respectively in Note 7.

(b)	Lease liabilities

	December 31, 2022	December 31, 2021
Lease liabilities, beginning of period	$ 3,169	$ 4,031
Terminations	-	(124)
Interest expense on lease liabilities	207	265
Payment of lease liabilities	(913)	(1,003)
Balance, end of period	$ 2,463	$ 3,169

Current portion	775	706
Non-current portion	1,688	2,463
Balance, end of period	$ 2,463	$ 3,169
The undiscounted values of the lease liabilities as at December 31, 2022 was $
3,920
(December 31, 2021 - $
5,268
).

(c)	Amounts relating to short-term and variable leases

	Year ended December 31,
	2022	2021
Expense relating to short-term leases	$ 3,205	$ 1,975
Expense relating to variable lease payments	$ 417	$ 417
The Company engages drilling companies to carry out its drilling programs on its exploration and evaluation properties. The drilling companies provide all required equipment for these drilling programs. These contracts are short-term in nature and the Company has elected not to recognize right-of-use
assets and associated lease liabilities in respect to these contracts but rather to recognize lease payments associated with these leases as incurred over the lease term. Payments to the drilling companies for the year ended December 31, 2022 were $
3,205
(December 31, 2021 - $
1,975
).